BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual)	1 Months Ended		12 Months Ended
	Jan. 31, 2010	Jan. 31, 2008	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Beijing Wowjoint Machinery Corporation Limited [Member] USD ($)	Dec. 31, 2012 Beijing Wowjoint Machinery Corporation Limited [Member] CNY
Long-term Debt, Gross					$ 151,000	1,000,000
Debt Instrument, Interest Rate Terms					interest free for five years	interest free for five years
Tax Provisions (benefit)	15.00%	15.00%	23.00%	23.00%
Income Tax Examination, Likelihood of Unfavorable Settlement			more than 50% likely